Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 129	€ 180
Sale	6	14
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	1,163	1,469
Sale	67	122
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	311	172
Sale
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	1,358	€ 1,310
Sale